SHARE-BASED PAYMENT ARRANGEMENTS	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
SHARE-BASED PAYMENT ARRANGEMENTS	SHARE-BASED PAYMENT ARRANGEMENTS
As of December 31, 2025 and 2024, there were $0.7 million and $3.0 million of total unrecognized share-based payments, respectively. Share-based payments recognized for the years ended December 31, 2025, 2024 and 2023 were amounted to $2.3 million, $11.6 million and $26.3 million, respectively.
In October 2025, the company implemented a 1-for-20 share consolidation, which impacted the outstanding number of restricted shares, restricted stock units, and share options. The share consolidation proportionally reduced the number of outstanding awards, including their weighted average grant date fair value. As a result, employees holding these grants experienced a corresponding adjustment in the value of their awards to align with the revised share structure. This adjustment ensures that the economic value and equity proportion represented by the awards remains consistent post-split.
a.Restricted shares
Pursuant to the 2022 Equity Incentive Award Plan, Gogoro reissued and granted 84 thousand restricted shares to a service provider on January 30, 2024. The fair value of restricted shares on the grant date was $2.15 per share (pre share consolidation). 60% of the restricted shares are vested on the grant date, the rest 40% of the restricted shares are vested on April 3, 2025 in accordance with the service provider agreement.
In relation to the Earnout Arrangement as disclosed in Note 12, eligible employees who are granted employee restricted shares are entitled to their pro rata portion of Earnout Shares if the employee restricted shares are vested in accordance with their terms. The rights to Earnout Shares of employees who are granted employee restricted shares were accounted for as a share-based payment transaction.
Information of restricted shares was as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2025	2024	2023
Shares unvested as of January 1	1,165	3,419	5,569
Shares granted	—	84	—
Shares vested	(1,133)	(1,750)	(1,889)
Shares forfeited	(30)	(588)	(261)
Share consolidation impact	(2)	—	—
Shares unvested as of December 31	—	1,165	3,419
For the years ended December 31, 2025, 2024 and 2023, the weighted average fair values at the measurement date of restricted shares granted were nil, $2.15, and nil per share, respectively.
b.Restricted stock units (“RSUs”)
In March 2022, the board of directors approved the 2022 Equity Incentive Plan which became effective on the Closing Date. Pursuant to the 2022 Equity Incentive Plan, Gogoro granted RSUs to certain directors, executives, employees and others providing similar services, each of which will be settled in one ordinary share of Gogoro. The fair values of RSUs on the grant dates were measured using the quoted price in active markets. 25% of 3,674 thousand RSUs granted are vested if the holders who are granted RSUs remain appointed, employed or engaged by Gogoro at the end of each vesting period. 264 thousand RSUs granted were vested immediately on the grant dates.
Information of RSUs was as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2025	2024	2023
RSUs unvested as of January 1	495	1,696	3,614
RSUs granted	—	—	28
RSUs vested	(404)	(733)	(1,771)
RSUs forfeited	(85)	(468)	(175)
Share consolidation impact	(6)	—	—
RSUs unvested as of December 31	—	495	1,696
For the years ended December 31, 2025, 2024 and 2023, the weighted average fair values at the measurement dates of RSUs granted were nil, nil, and $3.25 per share, respectively.
c.Share options
Pursuant to the 2022 Equity Incentive Plan, Gogoro granted share options to certain directors, executives and employees, each of which entitles the holder to purchase one ordinary share (pre share consolidation) of Gogoro. 25% of the share options are vested if the holders who are granted share options remain appointed, employed or engaged by Gogoro at the end of each vesting period.
Information of share options was as follows:

	For the Year Ended December 31
	2025		2024		2023
	Options (in Thousands)	Weighted Average Exercise Price	Options (in Thousands)	Weighted Average Exercise Price	Options (in Thousands)	Weighted Average Exercise Price
Options outstanding as of January 1	11,006	$3.08	11,169	$3.94	4,848	$5.20
Options granted	—	—	5,304	1.34	6,430	3.01
Options forfeited	(929)	2.35	(3,700)	3.01	(74)	4.78
Options expired	(4,114)	3.64	(1,767)	2.26	(35)	5.20
Share consolidation impact	(5,664)		—		—
Options forfeited post share consolidation	(1)	40.18	—	—	—	—
Options expired post share consolidation	(5)	61.29	—	—	—	—
Options outstanding as of December 31	293	55.98	11,006	3.08	11,169	3.94
Options exercisable as of December 31	219	62.10	7,069	3.50	4,457	4.18
The weighted average fair values at the measurement dates of the share options granted for the years ended December 31, 2025, 2024 and 2023 were nil, $0.81, and $1.76, respectively. No share options were exercised during the years ended December 31, 2025, 2024, and 2023. The ranges of exercise price of the share options outstanding as of December 31, 2025, 2024 and 2023 were $25.80 - $104.00, $1.29 - $5.20 and $3.00 - $5.20, respectively. The share options outstanding as of December 31, 2025, 2024 and 2023 had weighted average remaining contractual lives of 7.72 years, 8.65 years, and 9.18 years, respectively.
The fair values of share options on the grant dates were derived from the Binomial Model. The inputs to the model were as follows:

	Share Options Granted in 2024	Share Options Granted in 2023
Weighted average share price (in U.S. dollars per share)	$1.29 - $1.46	$2.94-$3.01
Weighted average exercise price (in U.S. dollars per share)	$1.29 - $1.46	$3.00-$3.01
Expected volatility	67.42%- 68.11%	64.22%-64.87%
Option life (in years)	10.0	10.0
Expected dividend yield	—%	—%
Risk-free interest rate	3.85% - 4.46%	3.61%-4.25%
Expected early exercise multiple	2.2 - 2.8	2.2-2.8